ACQUISITION OF ESD (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Business Combinations [Abstract]
Proforma Acquisition

Unaudited Pro Forma Condensed Consolidated Statements of Operations
For the three months ended August 31, 2016

			Pro Forma		Pro Forma
	HISP	ESD	Adjustments	Notes	Combined

Product sales, net	$111,004	$884,526	$—		$995,530
Cost of goods sold	81,089	690,277	—		771,366
Gross income	29,915	194,249	—		224,164

Selling general and administrative expenses	628,435	156,595	—		785,030

Net Income/(loss) before other income and expenses	(598,520)	37,654	—		(560,866)

Other income and (expenses)	(415,342)	(59,664)	—		(475,006)

Provision for taxes	—	—	—		—

Net Income/(loss)	$(1,013,862)	$(22,010)	$—		$(1,035,872)

See accompanying notes to the Unaudited Pro Forma Condensed Consolidated Financial Information

Preliminary allocation of the purchase price
Property, plant and equipment	$75,000
Intangible assets	375,000
Total purchase price	$450,000

Total purchase price	$450,000
Property, plant and equipment	75,000
Total intangible asset	$375,000